CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated Other Comprehensive (loss) income Impact of adoption of new accounting standards CNY (¥)	Accumulated Other Comprehensive (loss) income CNY (¥)	Accumulated Other Comprehensive (loss) income USD ($)	Accumulated deficit Impact of adoption of new accounting standards CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Impact of adoption of new accounting standards CNY (¥)	CNY (¥)	USD ($)
Balance, beginning of period at Dec. 31, 2018	¥ 13		¥ (1)	¥ 5,804,571		¥ 3,415			¥ 2,503,954			¥ (65,815,884)		¥ 36,337			¥ (57,467,595)
Balance, beginning of period (in shares) at Dec. 31, 2018 | shares	105,796,976	105,796,976	(8,734,532)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation				3,140,016													3,140,016
Release of shares from trusts			¥ 1	(1)
Release of shares from trusts (in shares) | shares			4,775,362
Appropriation to statutory reserves						3,929						(3,929)
Capital injection from non-controlling interests shareholders														144,800			144,800
Share of other comprehensive income of equity method investees									895								895
Foreign currency translation adjustments									1,225,463								1,225,463
Net loss												(9,728,459)		(4,582)			(9,733,041)
Balance, end of period at Dec. 31, 2019	¥ 13			8,944,586		7,344		¥ 194,599	3,924,911		¥ (194,599)	(75,742,871)		176,555			(62,689,462)
Balance, end of period (in shares) at Dec. 31, 2019 | shares	105,796,976	105,796,976	(3,959,170)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation				3,413,292													3,413,292
Issuance of shares to trusts upon exercise of share options	¥ 3		¥ (2)	2,170,238													2,170,239
Issuance of shares to trusts upon exercise of share options (in shares) | shares	25,905,827	25,905,827	(13,379,655)
Settlement for net exercise of share options				(2,184,348)													(2,184,348)
Settlement for net exercise of share options (in shares) | shares	(7,635,359)	(7,635,359)
Release of shares from trusts (in shares) | shares			1,802,889
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares				(872)													(872)
Appropriation to statutory reserves						9,159						(9,159)
Share of other comprehensive income of equity method investees									190								190
Foreign currency translation adjustments									(5,926,301)								(5,926,301)
Accretion of convertible redeemable non-controlling interests to redemption value				(165,047)													(165,047)
Net loss												(10,514,498)		(93,040)			(10,607,538)
Balance, end of period at Dec. 31, 2020	¥ 16		¥ (2)	12,177,849		16,503			(2,001,200)		¥ (144,651)	(86,411,179)		83,515		¥ (144,651)	(76,134,498)
Balance, end of period (in shares) at Dec. 31, 2020 | shares	124,067,444	124,067,444	(15,535,936)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation				24,654,583													24,654,583
Share-based awards granted to employees of an equity investee				178,506													178,506
Issuance of ordinary shares in connection with initial public offering, net of issuance cost	¥ 10			28,033,096													28,033,106
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares) | shares	79,200,000	79,200,000
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering	¥ 121			189,838,858													189,838,979
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering (in shares) | shares	933,307,510	933,307,510
Issuance of shares to trusts upon exercise of share options	¥ 10		¥ (9)	91													92
Issuance of shares to trusts upon exercise of share options (in shares) | shares	78,257,584	78,257,584	(68,616,887)
Settlement for net exercise of share options	¥ (1)			(2,591,520)													(2,591,521)
Settlement for net exercise of share options (in shares) | shares	(8,324,699)	(8,324,699)
Release of shares from trusts			¥ 8	(8)
Release of shares from trusts (in shares) | shares			60,976,302
Repurchase of ordinary shares				(219,003)													(219,003)
Repurchase of ordinary shares (in shares) | shares	(697,470)	(697,470)
Appropriation to statutory reserves						11,414						(11,414)
Share of other comprehensive income of equity method investees									(4,811)								(4,811)	$ (755)
Foreign currency translation adjustments									(1,593,734)								(1,593,734)	(250,092)
Accretion of convertible redeemable non-controlling interests to redemption value				(687,617)													(687,617)
Repurchase of non-controlling interests														(20,000)			(20,000)
Net loss												(49,343,664)		9,086			(49,334,578)	(7,741,671)
Balance, end of period at Dec. 31, 2021	¥ 156	$ 24	¥ (3)	¥ 251,384,835	$ 39,447,766	¥ 27,917	$ 4,381		¥ (3,599,745)	$ (564,879)		¥ (135,766,257)	$ (21,304,688)	¥ 72,601	$ 11,393		¥ 112,119,504	$ 17,593,997
Balance, end of period (in shares) at Dec. 31, 2021 | shares	1,205,810,369	1,205,810,369	(23,176,521)